Bank Loans	12 Months Ended
Dec. 31, 2023
Bank Loans [Abstract]
Bank loans

Note 11 — Bank loans

Outstanding balance of short-term bank loans consisted of the following:

	December 31, 2023	December 31, 2022

Loan from Bank of Communication	$2,816,942	$2,174,796
Loan from Bank of China	-	434,959
Loan from SPD Bank	1,126,776	-
	$3,943,718	$2,609,755

Loan from Bank of Communication

On January 27, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,449,864 (RMB10.0 million) for a term of one year and at a fixed annual interest rate of 4.70%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.4 million fixed assets as the collateral to secure the loan. The loan was fully repaid upon maturity.

On December 14, 2022, Powerbridge Zhuhai entered into facility agreement with Bank of Communication, pursuant to which a total facility of up to $724,932 (RMB5.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from December 12, 2022 to December 12, 2025. The bank loan was guaranteed by the Company’s CEO and CEO’s spouse.

On December 16, 2022, drew down $724,932 (RMB5.0 million) for a term of one year and at a fixed annual interest rate of 4.10%. On December 5, 2023, the loan was fully repaid subsequently.

 On December 14, 2023, Powerbridge Zhuhai drew down $454,751 (RMB3,228,684) for a term of one year and at a fixed annual interest rate of 3.90%.

 On December 25, 2023, Powerbridge Zhuhai drew down $249,485 (RMB1,771,316) for a term of one year and at a fixed annual interest rate of 3.90%.

On January 18, 2023, Powerbridge Zhuhai entered into facility agreement with Bank of Communication, pursuant to which a total facility of up to $1,408,471 (RMB10.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from January18, 2023 to December 12,2025. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.3 million fixed assets as the collateral to secure the loan.

On January 19, 2023, Powerbridge Zhuhai drew down $1,408,471 (RMB10.0 million) for a term of one year and at a fixed annual interest rate of 4.20%. On January 17, 2024, the loan was fully repaid subsequently.

On January 17, 2024, Powerbridge Zhuhai drew down $1,408,471 (RMB10.0 million) for a term of one year and at a fixed annual interest rate of 3.9%.

On January 11, 2023, Powerbridge Zhuhai entered into facility agreement with Bank of Communication, pursuant to which a total facility of up to $704,235 (RMB5.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from January 11, 2023 to December 12,2025. The bank loan was guaranteed by the Company’s CEO and a third party.

On January 16, 2023, Powerbridge Zhuhai drew down $505,323 (RMB3,587,746) for a term of one year and at a fixed annual interest rate of 4.20%. On January 16, 2024, the loan was fully repaid subsequently.

On March 14, 2023, Powerbridge Zhuhai drew down $198,912 (RMB1,412,254) for a term of one year and at a fixed annual interest rate of 4.20%.

On January 31, 2024, Powerbridge Zhuhai drew down $492,965 (RMB3,500,000) for a term of one year and at a fixed annual interest rate of 3.9%, subsequently

Loan from Bank of China

On July 15, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $1.8 million fixed assets as the collateral to secure the loan. On December 30, 2022, the Company fully repaid the loan in advance.

On June 10, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $1.8 million fixed assets as the collateral to secure the loan. On December 30, 2022, the Company partially repaid $289,973 in advance. the remaining balance was fully repaid on April 3, 2023.

Loan from SPD Bank

On June 20, 2023, Powerbridge Zhuhai entered into a facility agreement with Shanghai Pudong Development Bank obtain a total facility of up to $1,126,776 (RMB8.0 million) The loan facility is available for the Company to withdraw from June 20, 2023 to May, 24, 2024. The bank loan was guaranteed by the Company’s CEO and pledged approximately $1.7 million fixed assets as the collateral to secure the loan. On June 28, 2023, Powerbridge Zhuhai drew down $1,126,776 (RMB8.0 million) for a term of one year and at a fixed annual interest rate of 4.1%.

For the years ended December 31, 2023, 2022 and 2021, interest expense was $144,080, $203,380 and $211,197, respectively, with the weighted average interest rate of 4.1%, 5.1% and 5.0%, respectively.